LIENS, COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
LIENS, COMMITMENTS AND CONTINGENCIES

NOTE 13 – LIENS, COMMITMENTS AND CONTINGENCIES:

A.	The Company’s Israeli subsidiary’s fixed assets (motor vehicles) are secured against bank borrowings.

B.	One of the Company’s Israeli subsidiaries leases its facility which expires on March 1, 2024. Lease payments are approximately $11 per month ($132 annually).

Another one of the Company’s Israeli subsidiaries leases its facility which expires on June 30, 2022. Lease payments are approximately $3.5 per month ($45 annually).

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)